Common shares - Stock compensation expense (Details) - Restricted Stock [Member] $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected stock compensation expense, 2019	$ 25,833
Expected stock compensation expense, 2020	19,093
Expected stock compensation expense, 2021	11,584
Expected stock compensation expense, 2022	4,858
Expected stock compensation expense, 2023	1,235
Total expected stock compensation expense	62,603
Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected stock compensation expense, 2019	24,440
Expected stock compensation expense, 2020	18,554
Expected stock compensation expense, 2021	11,465
Expected stock compensation expense, 2022	4,858
Expected stock compensation expense, 2023	1,235
Total expected stock compensation expense	60,552
Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected stock compensation expense, 2019	1,393
Expected stock compensation expense, 2020	539
Expected stock compensation expense, 2021	119
Expected stock compensation expense, 2022	0
Expected stock compensation expense, 2023	0
Total expected stock compensation expense	$ 2,051